SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Class A Common Stock.
Numerator:
Allocation of net income (loss), as adjusted, basic	$ (232,395)	$ 833,202	$ 1,352,194	$ 2,398,095
Allocation of net income (loss), as adjusted, diluted	$ (232,395)	$ 833,202	$ 1,352,194	$ 2,398,095
Denominator:
Basic weighted average shares outstanding	11,500,000	11,500,000	11,500,000	9,772,894
Diluted weighted average shares outstanding	11,500,000	11,500,000	11,500,000	9,772,894
Basic net income per common shares	$ (0.02)	$ 0.07	$ 0.12	$ 0.25
Diluted net income per common shares	$ (0.02)	$ 0.07	$ 0.12	$ 0.25
Class B Common Stock.
Numerator:
Allocation of net income (loss), as adjusted, basic	$ (58,099)	$ 208,301	$ 338,048	$ 691,318
Allocation of net income (loss), as adjusted, diluted	$ (58,099)	$ 208,301	$ 338,048	$ 691,318
Denominator:
Basic weighted average shares outstanding	2,875,000	2,875,000	2,875,000	2,817,308
Diluted weighted average shares outstanding	2,875,000	2,875,000	2,875,000	2,817,308
Basic net income per common shares	$ (0.02)	$ 0.07	$ 0.12	$ 0.25
Diluted net income per common shares	$ (0.02)	$ 0.07	$ 0.12	$ 0.25